Land Use Rights (Details) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Land use rights	$ 2,482,125	$ 2,497,728
Less: Accumulated amortization	(449,779)	(465,181)
Land use rights - net	$ 2,032,346	$ 2,032,547